Concentration	12 Months Ended
Feb. 28, 2025
Risks and Uncertainties [Abstract]
Concentration

17. CONCENTRATION

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables, deposits and other assets, short-term investments, short-term investments under fair value and long-term investments under fair value. The Group places its cash and cash equivalents and investments with financial institutions with high-credit ratings. The Group conducts credit evaluations of its customers and suppliers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts.

The Group evaluates its concentrations of the continuing operations are as follows:

(a) Major customers:

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the customers who accounted for 10% or more of total revenues are presented as follows:

	For the Years Ended
	February 28,		February 29,		February 28,
	2023		2024		2025
	RMB	%	RMB	%	RMB	USD	%
Customer A	7,381	22%	*	*	*	*	*
Total	7,381	22%	*	*	*	*	*

*Represented the percentage below 10%

As of February 29, 2024 and February 28, 2025, the customers who accounted for 10% or more of accounts receivable are presented as follows:

	As of
	February 29,		February 28,
	2024		2025
	RMB	%	RMB	USD	%
Customer B	927	29%	*	*	*
Customer C	662	20%	—	—	—
Customer D	387	12%	*	*	*
Customer E	—	—	438	60	22%
Customer F	*	*	274	38	13%
Total	1,976	61%	712	98	35%

*Represented the percentage below 10%

(b)Major suppliers:

For the years ended February 28, 2023, February 29, 2024 and February 28, 2025, the suppliers who accounted for 10% or more of total cost of revenues are presented as follows:

	For the Years Ended
	February 28,		February 29,		February 28,
	2023		2024		2025
	RMB	%	RMB	%	RMB	USD	%
Supplier G	—	—	*	*	33,845	4,647	17%
Total	—	—	*	*	33,845	4,647	17%

*Represented the percentage below 10%

As of February 29, 2024 and February 28, 2025, the suppliers who accounted for 10% or more of accounts payable are presented as follows:

	As of
	February 29,		February 28,
	2024		2025
	RMB	%	RMB	USD	%
Supplier G	—	—	2,136	293	57%
Supplier H	—	—	796	109	21%
Total	—	—	2,932	402	78%